Segment Information	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Segment Information
Segment Information

Note 9—Segment information

Business segment financial data is as follows (in millions):

	Three months ended December 31,
	2012	2011

		(As restated)
Sales:
Transportation Systems	$118.6	$125.8
Mission Support Services	113.4	107.5
Defense Systems	81.2	83.3
Other	0.2	0.2

Total sales	$313.4	$316.8

Operating income (loss):
Transportation Systems	$13.2	$17.9
Mission Support Services	4.2	4.5
Defense Systems	1.2	6.0
Unallocated corporate expenses and other	(0.4)	(0.6)

Total operating income	$18.2	$27.8

Depreciation and amortization:
Transportation Systems	$0.5	$0.9
Mission Support Services	3.1	3.5
Defense Systems	0.8	1.2
Other	0.3	0.2

Total depreciation and amortization	$4.7	$5.8

Changes in estimates on contracts for which revenue is recognized using the cost-to-cost percentage-of-completion method had no significant impact on operating profit in the three months ended December 31, 2012, but increased operating profit by $1.2 million in the three months ended December 31, 2011. These adjustments increased net income by $0.9 million ($0.03 per share) in the three months ended December 31, 2011.

Note 17—Business segment information

We have three primary business segments: Cubic Transportation Systems (CTS), Cubic Defense Systems (CDS) and Mission Support Services (MSS). CTS designs, produces, installs and services electronic revenue collection systems for mass transit projects, including railways and buses. CDS performs work under U.S. and foreign government contracts relating to electronic defense systems and equipment. Products include customized military range instrumentation, laser based training systems, virtual simulation systems, communications products including datalinks, power amplifiers, avionics systems, multi-band communication tracking devices, and cross domain hardware solutions to address multi-level security requirements. MSS provides training, operations, intelligence, maintenance, technical and other services to the U.S. government and allied nations.

We evaluate performance and allocate resources based on total segment operating profit or loss. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. Intersegment sales and transfers are immaterial and are eliminated in consolidation.

Our reportable segments are business units that offer different products and services and are each managed separately. Operating results for each segment are reported separately to senior corporate management to make decisions as to the allocation of corporate resources and to assess performance.

Business segment financial data is as follows (in millions):

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Sales:
Transportation Systems	$513.6	$427.1	$383.0	$314.3
Defense Systems	375.4	390.7	368.2	287.5
Mission Support Services	491.4	476.5	444.9	420.6
Other	1.1	1.3	2.1	3.5

Total sales	$1,381.5	$1,295.6	$1,198.2	$1,025.9

Operating income:
Transportation Systems	$76.3	$66.9	$51.8	56.4
Defense Systems	34.6	29.8	31.6	19.9
Mission Support Services	21.9	23.9	27.9	25.9
Unallocated corporate expenses and other	(4.8)	(7.1)	(4.7)	(6.3)

Total operating income	$128.0	$113.5	$106.6	$95.9

Assets:
Transportation Systems	$269.9	$169.8	$163.1	$173.1
Defense Systems	122.5	144.0	161.7	162.7
Mission Support Services	212.8	213.0	124.1	141.2
Corporate and other	421.1	439.7	422.6	286.6

Total assets	$1,026.3	$966.5	$871.5	$763.6

Depreciation and amortization:
Transportation Systems	$3.7	$3.6	$3.5	$2.4
Defense Systems	5.5	5.4	4.8	6.0
Mission Support Services	12.5	12.3	5.2	6.2
Corporate and other	1.2	1.0	1.0	1.0

Total depreciation and amortization	$22.9	$22.3	$14.5	$15.6

Expenditures for long-lived assets:
Transportation Systems	$2.7	$2.2	$1.8	$1.2
Defense Systems	8.9	5.5	4.4	3.3
Mission Support Services	1.1	0.3	0.3	—
Corporate and other	1.5	0.7	0.4	0.8

Total expenditures for long-lived assets	$14.2	$8.7	$6.9	$5.3

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Geographic Information:
Sales(a):
United States	$729.5	$754.0	$790.9	$654.6
United Kingdom	273.1	244.0	200.3	196.9
Canada	54.9	27.5	9.4	18.7
Australia	182.5	101.1	56.3	41.3
Middle East	30.8	35.4	27.9	19.2
Far East	56.4	82.7	85.5	63.9
Other	47.1	50.9	27.9	31.3

Total sales	$1,381.5	$1,295.6	$1,198.2	$1,025.9
Long-lived assets, net:
United States	$42.4	$40.5	$41.3	$43.7
United Kingdom	9.5	9.1	9.5	10.2
Other foreign countries	6.1	2.9	2.2	2.0

Total long-lived assets, net	$58.0	$52.5	$53.0	$55.9

(a)   Sales are attributed to countries or regions based on the location of product or service delivery to customers.

MSS and CDS segment sales include $685.5 million, $728.2 million, $679.4 million and $608.4 million in 2012, 2011, 2010 and 2009, respectively, of sales to U.S. government agencies. CTS segment sales include $178.7 million, $170.2 million, $144.2 million and $115.2 million in 2012, 2011, 2010 and 2009, respectively, of sales under various contracts with our customer, TfL. No other customer accounts for 10% or more of our revenues for any periods presented.